INCOME TAXES - Schedule of Deferred Income Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Impairment of long-term investments	¥ 6,159
Impairment of long-lived assets	28,968
Tax loss carry forwards	131,090	¥ 163,331
Others	4,708	520
Total deferred income tax assets	170,925	163,851
Valuation allowance	¥ (170,925)	(135,375)	¥ (158,812)	¥ (140,621)
Deferred income tax assets, net		28,476
Deferred income tax liabilities:
Valuation appreciation of intangible assets		433
Deferred income tax liabilities		¥ 433